Commitments and Contingencies (Tables)	12 Months Ended
Jul. 31, 2020
Disclosure Of Commitments And Contingencies [Abstract]
Schedule of future minimum payments under contractual financial obligations

July 31, 2021	$14,741
July 31, 2022	3,666
July 31, 2023	3,444
July 31, 2024	3,444
July 31, 2025	2,450
Thereafter	19,274
$47,019